Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	716	1,109	3,102	487
Business combinations (Note 3)	182	—	—	—
Issuance of subsidiary shares	100	1,866	4,722	741
Accretion of redeemable noncontrolling interests	111	127	391	61
Reclassification of ordinary shares from mezzanine equity to ordinary shares	—	—	(153)	(24)
Repurchase of redeemable noncontrolling interests	—	—	(914)	(143)

Balance as of December 31	1,109	3,102	7,148	1,122